Financial instruments-fair values and risk management - Credit risk (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) customer	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Jan. 01, 2021 EUR (€)	Dec. 31, 2019 EUR (€)
Credit risk exposure
Cash and cash equivalents	€ 35,951	€ 17,818	€ 48,156	€ 48,156	€ 41,095
Development of impairment losses
Expected credit loss allowances on trade receivables		827	3,636
Impairment loss on financial assets		827	3,636
Amount of decrease in receivables past due by more than 90 days	5,069	7,061
Credit risk
Credit risk exposure
Cash and cash equivalents	35,951	17,818	48,156
Trade receivables and contract assets. | Specific bad debt allowances | Credit risk
Credit risk exposure
Expected credit loss	4,392	5,317	4,693		€ 2,355
Development of impairment losses
As of January 1	5,317	4,693	2,355
Expected credit loss allowances on trade receivables		827	3,636
Reversal, allowance account for credit losses of financial assets	(829)
Derecognition	(96)	(203)	(1,298)
As of December 31	4,392	5,317	4,693
Trade receivables and contract assets. | Cost
Credit risk exposure
Trade receivables and contract assets	€ 20,940	€ 28,779	€ 33,681
Expected credit loss rate	21.00%	19.00%	14.00%
Expected credit loss	€ 4,392	€ 5,317	€ 4,693
Development of impairment losses
As of January 1	5,317	4,693
As of December 31	4,392	5,317	4,693
Trade receivables and contract assets. | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	15,291	13,967	10,515
Trade receivables and contract assets. | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	1,987	11,486	20,017
Trade receivables and contract assets. | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	825	683	387
Trade receivables and contract assets. | North America | Cost
Credit risk exposure
Trade receivables and contract assets	2,443	2,513	2,584
Trade receivables and contract assets. | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	143	130	178
Trade receivables and contract assets. | Not past due | Cost
Credit risk exposure
Trade receivables and contract assets	€ 12,925	€ 17,929	€ 24,185
Expected credit loss rate	1.00%	2.00%	1.60%
Expected credit loss	€ 124	€ 403	€ 387
Development of impairment losses
As of January 1	403	387
As of December 31	124	403	387
Trade receivables and contract assets. | Not past due | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	8,021	3,999	3,338
Trade receivables and contract assets. | Not past due | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	1,494	10,771	19,193
Trade receivables and contract assets. | Not past due | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	742	531	313
Trade receivables and contract assets. | Not past due | North America | Cost
Credit risk exposure
Trade receivables and contract assets	2,275	2,513	1,205
Trade receivables and contract assets. | Not past due | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	142	115	136
Trade receivables and contract assets. | Past due 1 to 30 day | Cost
Credit risk exposure
Trade receivables and contract assets	€ 1,289	€ 1,396	€ 2,228
Expected credit loss rate	3.90%	7.70%	3.10%
Expected credit loss	€ 50	€ 107	€ 69
Development of impairment losses
As of January 1	107	69
As of December 31	50	107	69
Trade receivables and contract assets. | Past due 1 to 30 day | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	1,081	1,013	486
Trade receivables and contract assets. | Past due 1 to 30 day | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	124	351	706
Trade receivables and contract assets. | Past due 1 to 30 day | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	62	23	24
Trade receivables and contract assets. | Past due 1 to 30 day | North America | Cost
Credit risk exposure
Trade receivables and contract assets	21		994
Trade receivables and contract assets. | Past due 1 to 30 day | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets	1	9	18
Trade receivables and contract assets. | 1 - 3 months | Cost
Credit risk exposure
Trade receivables and contract assets	€ 1,657	€ 2,393	€ 797
Expected credit loss rate	7.40%	11.70%	7.70%
Expected credit loss	€ 122	€ 280	€ 61
Development of impairment losses
As of January 1	280	61
As of December 31	122	280	61
Trade receivables and contract assets. | 1 - 3 months | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	1,533	2,056	385
Trade receivables and contract assets. | 1 - 3 months | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	64	259	113
Trade receivables and contract assets. | 1 - 3 months | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	12	72	13
Trade receivables and contract assets. | 1 - 3 months | North America | Cost
Credit risk exposure
Trade receivables and contract assets	48		262
Trade receivables and contract assets. | 1 - 3 months | Asia Pacific | Cost
Credit risk exposure
Trade receivables and contract assets		6	24
Trade receivables and contract assets. | Past due more than 90 days | Cost
Credit risk exposure
Trade receivables and contract assets	€ 5,069	€ 7,061	€ 6,471
Expected credit loss rate	80.80%	64.10%	65.00%
Expected credit loss	€ 4,096	€ 4,526	€ 4,176
Development of impairment losses
As of January 1	4,526	4,176
As of December 31	4,096	4,526	4,176
Trade receivables and contract assets. | Past due more than 90 days | Middle East | Cost
Credit risk exposure
Trade receivables and contract assets	4,656	6,899	6,306
Trade receivables and contract assets. | Past due more than 90 days | Europe | Cost
Credit risk exposure
Trade receivables and contract assets	305	105	5
Trade receivables and contract assets. | Past due more than 90 days | Latin America | Cost
Credit risk exposure
Trade receivables and contract assets	9	57	37
Trade receivables and contract assets. | Past due more than 90 days | North America | Cost
Credit risk exposure
Trade receivables and contract assets	99		123
Trade receivables and contract assets. | More than 365 days | Specific bad debt allowances | Credit risk
Development of impairment losses
Reversal, allowance account for credit losses of financial assets	(96)	€ (7)	€ (1,466)
Contract assets | Cost
Credit risk exposure
Trade receivables and contract assets	251
Contract assets | Not past due | Cost
Credit risk exposure
Trade receivables and contract assets	€ 251
Diagnostics | Middle East
Credit risk exposure
Average turnover period on trade receivables	201 days
Diagnostics | MENA | Credit risk
Credit risk exposure
Number of top diagnostic customers | customer	10
Diagnostics | MENA | Credit risk | Minimum
Credit risk exposure
Percentage of overdue balances	83.00%